Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 30		$ 27		$ 27
Interest cost	112		134		126
Expected return on assets	(140)		(151)		(166)
Amortization of:
Prior service cost (credit)			1		2
Actuarial loss (gain)	83		64		78
Settlement loss and other					1
Net periodic benefit cost	85		75		68
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	8	[1]	9	[1]	9
Interest cost	48	[1]	51	[1]	45
Expected return on assets	(7)		(7)		(7)
Amortization of:
Prior service cost (credit)	(10)		(12)		(12)
Actuarial loss (gain)	26		5		22
Net periodic benefit cost	65		46		57
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	15	[1]	18	[1]	16
Interest cost	5	[1]	10	[1]	12
Amortization of:
Prior service cost (credit)	1		2		1
Actuarial loss (gain)	(7)		13		(5)
Settlement loss and other			1		1
Net periodic benefit cost	$ 14		$ 44		$ 25

[1]	The healthcare and other postemployment plans are not required to be prefunded.